Submission	Oct. 10, 2025
Submission [Line Items]
Central Index Key	0001539190
Registrant Name	Sprott Physical Platinum & Palladium Trust
Form Type	F-10
Submission Type	F-10EF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A